Financial Instruments	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Financial Instruments

9.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of bank debt, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company’s bank loans are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed below, in order to partly hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, restricted cash, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of bank debt approximates the recorded value, due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps, discussed below, are stated at fair value.

Interest rate swap agreements

The Company entered into the following interest rate swap agreements in order to hedge its variable interest rate exposure:

	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2013	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$4,500,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$4,312,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$4,312,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$4,416,000	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$6,750,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$4,416,000	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$18,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$10,497,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$10,497,500	0.76%	3-month USD LIBOR
					$68,452,000

The notional amounts of the interest rate swap agreements are equally reduced on a quarterly basis until their expiration.

The above swaps qualified for hedge accounting as of December 31, 2012 and 2013. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized gains or losses during the period in Other Comprehensive Loss in the Statement of Stockholders’ Equity. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statement of stockholders’ equity are shown below:

Derivative Instruments designated as hedging instruments

		December 31,
		2012	2013
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$397,964	$190,973
Interest rate swaps	Long-Term liabilities – Interest rate swaps	253,932	-
Interest rate swaps	Current assets – Interest rate swaps	-	(106,823)
Total derivatives		$651,896	$84,150

As of December 31, 2013, the Company believes it is probable that it will not be in compliance with certain covenants under its loan agreements at measurement dates within the next twelve months. If such a default occurs, the Company will also be in default under its interest rate swap agreements. Accordingly, as of December 31, 2013, the interest rate swaps were classified as current.

The following table presents the impact of derivative instruments and their location within Net Income:

Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2011	2012	2013
Interest rate swaps	Interest and finance costs	$-	$(143,156)	$(424,533)

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market–based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of December 31, 2012 and 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2011, 2012 and 2013.